JPMorgan Market Expansion Enhanced Equity ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date
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© J.P. Morgan Chase & Co., 2022.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.5%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. *	21,339	853,346
AeroVironment, Inc. *	6,089	507,579
Axon Enterprise, Inc. *	16,782	1,942,516
Curtiss-Wright Corp.	11,548	1,607,020
Woodward, Inc.	4,741	380,513
		5,290,974
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	7,863	751,467
Forward Air Corp.	8,736	788,511
GXO Logistics, Inc. *	21,649	759,014
Hub Group, Inc., Class A *	23,325	1,608,959
		3,907,951
Airlines — 0.3%
Hawaiian Holdings, Inc. *	23,578	310,051
JetBlue Airways Corp. *	279,268	1,851,547
		2,161,598
Auto Components — 1.0%
Adient plc *	25,334	703,018
American Axle & Manufacturing Holdings, Inc. *	38,886	265,591
Dana, Inc.	90,808	1,037,935
Fox Factory Holding Corp. *	5,934	469,261
Gentherm, Inc. *	9,009	448,018
Goodyear Tire & Rubber Co. (The) *	191,790	1,935,161
LCI Industries	6,706	680,391
Lear Corp.	15,716	1,881,048
Patrick Industries, Inc.	7,489	328,318
		7,748,741
Automobiles — 0.4%
Harley-Davidson, Inc.	42,106	1,468,657
Thor Industries, Inc.	15,754	1,102,465
Winnebago Industries, Inc.	10,775	573,338
		3,144,460
Banks — 8.1%
Ameris Bancorp	19,510	872,292
Associated Banc-Corp.	42,842	860,267
Banc of California, Inc.	15,262	243,734
Bancorp, Inc. (The) *	49,236	1,082,207
Bank OZK	12,165	481,247
Banner Corp.	40,096	2,368,872
Brookline Bancorp, Inc.	19,784	230,484
Cadence Bank	35,715	907,518
Cathay General Bancorp	11,183	430,098
Commerce Bancshares, Inc.	11,343	750,453
Cullen/Frost Bankers, Inc.	4,741	626,855
Customers Bancorp, Inc. *	45,061	1,328,398

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
CVB Financial Corp.	75,192	1,903,862
Dime Community Bancshares, Inc.	13,141	384,769
Eagle Bancorp, Inc.	23,878	1,070,212
East West Bancorp, Inc.	64,552	4,334,021
FB Financial Corp.	40,280	1,539,099
First Bancorp	20,457	748,317
First BanCorp (Puerto Rico)	64,691	884,973
First Commonwealth Financial Corp.	29,775	382,311
First Financial Bancorp	11,968	252,285
First Financial Bankshares, Inc.	17,540	733,698
First Horizon Corp.	209,935	4,807,512
FNB Corp.	203,851	2,364,672
Fulton Financial Corp.	46,306	731,635
Glacier Bancorp, Inc.	10,301	506,088
Hancock Whitney Corp.	49,498	2,267,503
Hanmi Financial Corp.	24,964	591,148
Independent Bank Corp.	7,553	562,925
National Bank Holdings Corp., Class A	49,820	1,842,842
NBT Bancorp, Inc.	9,338	354,377
OFG Bancorp (Puerto Rico)	29,867	750,558
Old National Bancorp	188,609	3,106,390
Pacific Premier Bancorp, Inc.	13,216	409,167
PacWest Bancorp	52,308	1,182,161
Pathward Financial, Inc.	7,523	247,958
Pinnacle Financial Partners, Inc.	41,929	3,400,442
Preferred Bank	26,706	1,742,032
Prosperity Bancshares, Inc.	26,005	1,734,013
Southside Bancshares, Inc.	8,736	308,905
Synovus Financial Corp.	40,167	1,506,664
Texas Capital Bancshares, Inc. *	6,033	356,128
Triumph Bancorp, Inc. *	6,197	336,807
UMB Financial Corp.	9,993	842,310
United Community Banks, Inc.	56,227	1,861,114
Valley National Bancorp	120,082	1,296,886
Veritex Holdings, Inc.	44,323	1,178,549
Washington Federal, Inc.	44,135	1,323,167
Webster Financial Corp.	40,607	1,835,436
Wintrust Financial Corp.	38,332	3,125,975
		62,989,336
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	2,522	816,245
Coca-Cola Consolidated, Inc.	1,456	599,479
		1,415,724
Biotechnology — 2.1%
Arrowhead Pharmaceuticals, Inc. *	43,462	1,436,419
Eagle Pharmaceuticals, Inc. *	30,185	797,488
Emergent BioSolutions, Inc. *	4,068	85,387

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Exelixis, Inc. *	239,711	3,758,668
Neurocrine Biosciences, Inc. *	28,619	3,039,624
REGENXBIO, Inc. *	64,592	1,707,167
United Therapeutics Corp. *	27,485	5,754,809
		16,579,562
Building Products — 2.4%
Builders FirstSource, Inc. *	84,763	4,994,236
Carlisle Cos., Inc.	16,627	4,662,377
Griffon Corp.	13,886	409,915
Lennox International, Inc.	6,827	1,520,168
Owens Corning	28,319	2,226,157
Resideo Technologies, Inc. *	43,167	822,763
Simpson Manufacturing Co., Inc.	11,998	940,643
Trex Co., Inc. *	4,478	196,763
UFP Industries, Inc.	37,824	2,729,380
		18,502,402
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	11,193	1,251,937
Blucora, Inc. *	99,326	1,920,965
Donnelley Financial Solutions, Inc. *	13,377	494,548
Evercore, Inc., Class A	22,926	1,885,664
Interactive Brokers Group, Inc., Class A	31,741	2,028,567
Jefferies Financial Group, Inc.	13,464	397,188
Stifel Financial Corp.	49,795	2,584,858
Virtus Investment Partners, Inc.	2,029	323,666
		10,887,393
Chemicals — 2.1%
AdvanSix, Inc.	30,818	989,258
Ashland, Inc.	11,605	1,102,127
Avient Corp.	43,352	1,313,566
Cabot Corp.	28,775	1,838,435
Chemours Co. (The)	65,674	1,618,864
Hawkins, Inc.	5,251	204,737
HB Fuller Co.	28,349	1,703,775
Ingevity Corp. *	25,408	1,540,487
Mativ Holdings, Inc.	9,453	208,722
Minerals Technologies, Inc.	15,183	750,192
RPM International, Inc.	26,011	2,166,976
Scotts Miracle-Gro Co. (The)	11,548	493,677
Sensient Technologies Corp.	11,757	815,230
Trinseo plc	10,675	195,566
Valvoline, Inc.	53,753	1,362,101
		16,303,713
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	17,628	673,918
Brady Corp., Class A	15,142	631,876

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Brink's Co. (The)	14,459	700,394
Clean Harbors, Inc. *	32,987	3,627,910
CoreCivic, Inc., REIT *	121,630	1,075,209
Deluxe Corp.	12,604	209,857
Harsco Corp. *	18,204	68,083
IAA, Inc. *	37,155	1,183,387
Interface, Inc.	17,745	159,527
KAR Auction Services, Inc. *	35,226	393,474
Matthews International Corp., Class A	9,109	204,133
MillerKnoll, Inc.	23,232	362,419
Pitney Bowes, Inc.	41,996	97,851
Stericycle, Inc. *	6,706	282,390
Tetra Tech, Inc.	14,911	1,916,511
Viad Corp. *	5,524	174,448
		11,761,387
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.	15,342	300,396
Calix, Inc. *	15,356	938,866
Ciena Corp. *	92,657	3,746,122
Comtech Telecommunications Corp.	8,736	87,447
Digi International, Inc. *	9,319	322,158
Extreme Networks, Inc. *	32,887	429,833
Lumentum Holdings, Inc. *	15,342	1,052,001
NETGEAR, Inc. *	103,917	2,082,497
Viasat, Inc. *	46,807	1,414,976
Viavi Solutions, Inc. *	61,700	805,185
		11,179,481
Construction & Engineering — 2.2%
AECOM	36,250	2,478,412
Arcosa, Inc.	14,833	848,151
Comfort Systems USA, Inc.	27,490	2,675,602
EMCOR Group, Inc.	33,324	3,848,256
Fluor Corp. *	41,121	1,023,502
MasTec, Inc. *	31,231	1,983,168
MDU Resources Group, Inc.	143,578	3,926,858
MYR Group, Inc. *	4,468	378,574
		17,162,523
Construction Materials — 0.1%
Eagle Materials, Inc.	7,553	809,531
Consumer Finance — 0.4%
Bread Financial Holdings, Inc.	5,333	167,723
Encore Capital Group, Inc. *	9,009	409,729
Enova International, Inc. *	9,682	283,392
EZCORP, Inc., Class A *	24,561	189,365
Green Dot Corp., Class A *	14,160	268,757
LendingTree, Inc. *	1,929	46,026

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Navient Corp.	14,038	206,218
PROG Holdings, Inc. *	18,879	282,808
SLM Corp.	100,911	1,411,745
		3,265,763
Containers & Packaging — 0.6%
AptarGroup, Inc.	2,239	212,772
Greif, Inc., Class A	13,419	799,370
Myers Industries, Inc.	10,680	175,900
Silgan Holdings, Inc.	43,761	1,839,712
Sonoco Products Co.	27,058	1,535,000
		4,562,754
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	14,260	519,777
American Public Education, Inc. *	22,596	206,527
Graham Holdings Co., Class B	1,766	950,073
Grand Canyon Education, Inc. *	5,350	440,038
H&R Block, Inc.	46,673	1,985,469
Service Corp. International	45,900	2,650,266
Strategic Education, Inc.	7,389	453,758
WW International, Inc. *	14,933	58,687
		7,264,595
Diversified Financial Services — 0.2%
Voya Financial, Inc.	26,980	1,632,290
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	2,612	100,745
Cogent Communications Holdings, Inc.	11,348	591,912
Iridium Communications, Inc. *	37,255	1,653,004
		2,345,661
Electric Utilities — 1.3%
Hawaiian Electric Industries, Inc.	81,475	2,823,924
IDACORP, Inc.	34,110	3,377,231
OGE Energy Corp.	97,520	3,555,579
		9,756,734
Electrical Equipment — 1.7%
Acuity Brands, Inc.	11,148	1,755,476
AZZ, Inc.	6,806	248,487
Encore Wire Corp.	18,208	2,103,752
Hubbell, Inc.	6,498	1,449,054
nVent Electric plc	107,760	3,406,294
Regal Rexnord Corp.	19,071	2,676,806
Sunrun, Inc. *	42,106	1,161,704
		12,801,573
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	11,652	901,981
Arrow Electronics, Inc. *	26,365	2,430,589

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Belden, Inc.	12,152	729,363
Benchmark Electronics, Inc.	10,465	259,323
Cognex Corp.	38,411	1,592,136
Coherent Corp. *	20,193	703,726
Fabrinet (Thailand) *	28,210	2,692,645
Itron, Inc. *	3,285	138,331
Jabil, Inc.	74,519	4,300,492
Littelfuse, Inc.	5,832	1,158,760
OSI Systems, Inc. *	4,941	356,048
Rogers Corp. *	5,221	1,262,855
TD SYNNEX Corp.	24,287	1,971,862
Vontier Corp.	46,673	779,906
		19,278,017
Energy Equipment & Services — 0.8%
Bristow Group, Inc. *	7,996	187,826
ChampionX Corp.	130,475	2,553,396
Helmerich & Payne, Inc.	19,101	706,164
Nabors Industries Ltd. *	1,666	169,016
NOV, Inc.	110,073	1,780,981
Oceaneering International, Inc. *	29,775	237,009
Patterson-UTI Energy, Inc.	57,721	674,181
ProPetro Holding Corp. *	20,866	167,971
		6,476,544
Entertainment — 0.1%
Cinemark Holdings, Inc. *	30,185	365,540
Marcus Corp. (The)	8,536	118,565
		484,105
Equity Real Estate Investment Trusts (REITs) — 7.1%
Agree Realty Corp.	48,165	3,254,991
Alexander & Baldwin, Inc.	20,193	334,800
American Assets Trust, Inc.	13,213	339,838
Apartment Income REIT Corp.	60,523	2,337,398
Armada Hoffler Properties, Inc.	15,242	158,212
Brixmor Property Group, Inc.	100,973	1,864,971
Centerspace	13,113	882,767
Community Healthcare Trust, Inc.	6,033	197,581
Corporate Office Properties Trust	31,112	722,732
Cousins Properties, Inc.	75,968	1,773,853
DiamondRock Hospitality Co.	53,855	404,451
Douglas Emmett, Inc.	8,228	147,528
EastGroup Properties, Inc.	11,657	1,682,571
EPR Properties	20,882	748,828
Essential Properties Realty Trust, Inc.	54,700	1,063,915
First Industrial Realty Trust, Inc.	77,928	3,491,954
Four Corners Property Trust, Inc.	7,615	184,207
Getty Realty Corp.	12,634	339,728

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Healthcare Realty Trust, Inc.	91,377	1,905,210
Highwoods Properties, Inc.	42,574	1,147,795
Hudson Pacific Properties, Inc.	23,369	255,891
Independence Realty Trust, Inc.	63,072	1,055,195
Innovative Industrial Properties, Inc.	7,573	670,210
Kilroy Realty Corp.	42,835	1,803,782
Kite Realty Group Trust	62,098	1,069,328
Lamar Advertising Co., Class A	24,824	2,047,732
Life Storage, Inc.	38,611	4,276,554
Macerich Co. (The)	18,039	143,230
Medical Properties Trust, Inc.	22,092	262,011
National Retail Properties, Inc.	15,142	603,560
National Storage Affiliates Trust	61,306	2,549,103
NexPoint Residential Trust, Inc.	14,774	682,707
Park Hotels & Resorts, Inc.	68,688	773,427
Pebblebrook Hotel Trust	17,645	256,029
Physicians Realty Trust	60,423	908,762
PotlatchDeltic Corp.	18,952	777,790
Rayonier, Inc.	52,801	1,582,446
Retail Opportunity Investments Corp.	59,699	821,458
Rexford Industrial Realty, Inc.	79,578	4,138,056
RPT Realty	26,864	203,092
Sabra Health Care REIT, Inc.	94,368	1,238,108
Saul Centers, Inc.	3,106	116,475
SITE Centers Corp.	78,007	835,455
Spirit Realty Capital, Inc.	44,235	1,599,538
STORE Capital Corp.	37,838	1,185,465
Tanger Factory Outlet Centers, Inc.	8,436	115,404
Uniti Group, Inc.	27,064	188,095
Urstadt Biddle Properties, Inc., Class A	34,243	531,109
Xenia Hotels & Resorts, Inc.	104,215	1,437,125
		55,110,467
Food & Staples Retailing — 1.3%
Andersons, Inc. (The)	33,933	1,052,941
BJ's Wholesale Club Holdings, Inc. *	57,921	4,217,228
SpartanNash Co.	54,403	1,578,775
Sprouts Farmers Market, Inc. *	103,985	2,885,584
United Natural Foods, Inc. *	16,698	573,910
		10,308,438
Food Products — 1.7%
Darling Ingredients, Inc. *	46,264	3,060,363
Flowers Foods, Inc.	70,535	1,741,509
Hain Celestial Group, Inc. (The) *	22,795	384,780
Ingredion, Inc.	32,952	2,653,295
John B Sanfilippo & Son, Inc.	2,812	212,953
Pilgrim's Pride Corp. *	52,671	1,212,486
Post Holdings, Inc. *	15,925	1,304,417

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Seneca Foods Corp., Class A *	8,210	414,112
Simply Good Foods Co. (The) *	23,205	742,328
TreeHouse Foods, Inc. *	28,916	1,226,617
		12,952,860
Gas Utilities — 0.8%
New Jersey Resources Corp.	25,434	984,296
Southwest Gas Holdings, Inc.	21,647	1,509,878
Spire, Inc.	7,489	466,790
UGI Corp.	99,495	3,216,673
		6,177,637
Health Care Equipment & Supplies — 4.3%
Avanos Medical, Inc. *	12,513	272,533
CONMED Corp.	6,880	551,570
Cutera, Inc. *	4,577	208,711
Enovis Corp. *	29,308	1,350,220
Envista Holdings Corp. *	99,044	3,249,634
Glaukos Corp. *	21,813	1,161,324
Globus Medical, Inc., Class A *	21,339	1,271,164
Haemonetics Corp. *	31,531	2,334,240
Heska Corp. *	2,912	212,343
Integer Holdings Corp. *	8,945	556,647
Integra LifeSciences Holdings Corp. *	19,674	833,391
Lantheus Holdings, Inc. *	77,022	5,416,957
LivaNova plc *	12,131	615,891
Masimo Corp. *	29,092	4,106,627
Meridian Bioscience, Inc. *	16,089	507,286
Merit Medical Systems, Inc. *	13,950	788,315
Neogen Corp. *	3,221	44,997
NuVasive, Inc. *	48,303	2,116,154
Omnicell, Inc. *	11,548	1,005,022
Orthofix Medical, Inc. *	13,477	257,545
Penumbra, Inc. *	6,806	1,290,418
Shockwave Medical, Inc. *	10,199	2,836,036
Tandem Diabetes Care, Inc. *	42,251	2,021,710
Varex Imaging Corp. *	11,148	235,669
		33,244,404
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *	24,461	1,912,361
Addus HomeCare Corp. *	4,168	396,960
Amedisys, Inc. *	23,031	2,229,171
AMN Healthcare Services, Inc. *	35,969	3,811,275
Chemed Corp.	4,577	1,998,135
Encompass Health Corp.	26,280	1,188,644
Enhabit, Inc. *	13,159	184,752
Ensign Group, Inc. (The)	14,060	1,117,770
HealthEquity, Inc. *	41,447	2,783,995

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
LHC Group, Inc. *	9,209	1,507,145
ModivCare, Inc. *	12,604	1,256,367
Option Care Health, Inc. *	37,838	1,190,762
R1 RCM, Inc. *	32,214	596,926
RadNet, Inc. *	11,921	242,592
		20,416,855
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	54,027	822,831
HealthStream, Inc. *	8,228	174,927
NextGen Healthcare, Inc. *	156,382	2,767,962
		3,765,720
Hotels, Restaurants & Leisure — 2.3%
BJ's Restaurants, Inc. *	6,507	155,192
Bloomin' Brands, Inc.	21,064	386,103
Boyd Gaming Corp.	23,269	1,108,768
Brinker International, Inc. *	37,728	942,445
Cheesecake Factory, Inc. (The)	15,248	446,461
Churchill Downs, Inc.	6,980	1,285,367
Cracker Barrel Old Country Store, Inc.	4,602	426,053
Dave & Buster's Entertainment, Inc. *	14,160	439,385
Dine Brands Global, Inc.	20,083	1,276,476
Golden Entertainment, Inc. *	9,518	332,083
Jack in the Box, Inc.	6,980	517,009
Light & Wonder, Inc. *	17,271	740,580
Marriott Vacations Worldwide Corp.	11,348	1,382,867
Papa John's International, Inc.	6,806	476,488
Ruth's Hospitality Group, Inc.	6,297	106,167
Six Flags Entertainment Corp. *	49,385	874,115
Texas Roadhouse, Inc.	16,548	1,443,979
Travel + Leisure Co.	32,478	1,108,149
Wendy's Co. (The)	35,909	671,139
Wyndham Hotels & Resorts, Inc.	52,870	3,243,575
		17,362,401
Household Durables — 1.4%
Cavco Industries, Inc. *	2,239	460,697
Helen of Troy Ltd. *	6,791	654,924
KB Home	25,234	654,065
La-Z-Boy, Inc.	12,794	288,761
Meritage Homes Corp. *	10,381	729,473
Taylor Morrison Home Corp. *	35,929	837,864
Tempur Sealy International, Inc.	53,853	1,300,011
Toll Brothers, Inc.	82,546	3,466,932
Tri Pointe Homes, Inc. *	143,478	2,167,953
Tupperware Brands Corp. *	15,342	100,490
Universal Electronics, Inc. *	7,653	150,534
		10,811,704

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.5%
Central Garden & Pet Co. *	28,729	1,035,393
Central Garden & Pet Co., Class A *	57,821	1,975,165
Energizer Holdings, Inc.	18,428	463,280
		3,473,838
Insurance — 3.7%
Alleghany Corp. *	1,400	1,175,118
American Financial Group, Inc.	31,056	3,817,714
Assured Guaranty Ltd.	11,767	570,111
CNO Financial Group, Inc.	34,616	622,049
Employers Holdings, Inc.	8,436	290,958
First American Financial Corp.	46,027	2,121,845
Hanover Insurance Group, Inc. (The)	10,330	1,323,686
James River Group Holdings Ltd.	45,238	1,031,879
Kinsale Capital Group, Inc.	6,197	1,582,838
Old Republic International Corp.	82,900	1,735,097
Palomar Holdings, Inc. *	6,507	544,766
Primerica, Inc.	7,445	919,085
Reinsurance Group of America, Inc.	19,001	2,390,516
RenaissanceRe Holdings Ltd. (Bermuda)	24,725	3,471,143
RLI Corp.	29,602	3,030,653
Stewart Information Services Corp.	14,880	649,363
Unum Group	81,803	3,173,956
		28,450,777
Interactive Media & Services — 0.3%
QuinStreet, Inc. *	37,155	390,127
TripAdvisor, Inc. *	26,690	589,315
Yelp, Inc. *	18,727	635,033
Ziff Davis, Inc. *	13,587	930,438
		2,544,913
IT Services — 1.7%
Concentrix Corp.	14,459	1,614,058
Euronet Worldwide, Inc. *	4,268	323,344
ExlService Holdings, Inc. *	9,754	1,437,349
Genpact Ltd.	98,834	4,325,964
Maximus, Inc.	18,154	1,050,572
Perficient, Inc. *	9,682	629,524
Sabre Corp. *	98,571	507,641
TTEC Holdings, Inc.	19,784	876,629
Unisys Corp. *	33,717	254,563
WEX, Inc. *	18,528	2,351,944
		13,371,588
Leisure Products — 0.7%
Brunswick Corp.	24,934	1,631,930
Mattel, Inc. *	93,894	1,778,352

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Polaris, Inc.	16,002	1,530,591
YETI Holdings, Inc. *	19,201	547,613
		5,488,486
Life Sciences Tools & Services — 0.7%
Azenta, Inc.	21,719	930,876
Bruker Corp.	27,709	1,470,240
Medpace Holdings, Inc. *	7,389	1,161,329
Repligen Corp. *	5,151	963,804
Syneos Health, Inc. *	24,934	1,175,638
		5,701,887
Machinery — 3.9%
AGCO Corp.	34,638	3,331,136
Alamo Group, Inc.	2,439	298,217
Chart Industries, Inc. *	9,682	1,784,877
Crane Holdings Co.	36,743	3,216,482
Esab Corp.	11,987	399,886
Federal Signal Corp.	16,101	600,889
Flowserve Corp.	36,681	891,348
Graco, Inc.	48,216	2,890,549
Hillenbrand, Inc.	29,402	1,079,641
ITT, Inc.	46,971	3,069,085
John Bean Technologies Corp.	8,336	716,896
Kennametal, Inc.	23,215	477,765
Lincoln Electric Holdings, Inc.	11,851	1,489,908
Middleby Corp. (The) *	15,716	2,014,320
Mueller Industries, Inc.	16,189	962,274
Oshkosh Corp.	34,043	2,392,883
SPX Technologies, Inc. *	13,780	760,932
Standex International Corp.	3,593	293,368
Terex Corp.	19,869	590,904
Timken Co. (The)	26,746	1,579,084
Titan International, Inc. *	15,925	193,330
Toro Co. (The)	8,062	697,202
Wabash National Corp.	13,886	216,066
		29,947,042
Marine — 0.2%
Kirby Corp. *	16,912	1,027,742
Matson, Inc.	12,513	769,800
		1,797,542
Media — 0.6%
AMC Networks, Inc., Class A *	8,736	177,341
Cable One, Inc.	2,726	2,325,414
EW Scripps Co. (The), Class A *	16,289	183,577
Gannett Co., Inc. *	37,052	56,689

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
John Wiley & Sons, Inc., Class A	11,821	443,997
New York Times Co. (The), Class A	46,088	1,325,030
		4,512,048
Metals & Mining — 2.4%
Alcoa Corp.	43,221	1,454,819
Arconic Corp. *	43,392	739,400
ATI, Inc. *	51,724	1,376,376
Cleveland-Cliffs, Inc. *	135,733	1,828,323
Commercial Metals Co.	57,669	2,046,096
Haynes International, Inc.	15,342	538,811
Materion Corp.	10,673	853,840
Reliance Steel & Aluminum Co.	24,663	4,301,474
Royal Gold, Inc.	4,741	444,800
Steel Dynamics, Inc.	59,904	4,250,189
SunCoke Energy, Inc.	76,249	443,007
United States Steel Corp.	16,055	290,916
		18,568,051
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ellington Financial, Inc.	13,457	153,006
KKR Real Estate Finance Trust, Inc.	101,152	1,643,720
Ready Capital Corp.	48,403	490,806
Redwood Trust, Inc.	30,448	174,772
		2,462,304
Multiline Retail — 0.7%
Big Lots, Inc. (a)	11,657	181,966
Kohl's Corp.	67,130	1,688,320
Macy's, Inc.	152,114	2,383,626
Nordstrom, Inc.	29,676	496,479
Ollie's Bargain Outlet Holdings, Inc. *	9,682	499,591
		5,249,982
Multi-Utilities — 0.1%
NorthWestern Corp.	19,634	967,564
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	78,278	718,592
Callon Petroleum Co. *	11,672	408,637
Civitas Resources, Inc.	19,784	1,135,404
CNX Resources Corp. *	53,116	824,891
CONSOL Energy, Inc.	13,440	864,461
Dorian LPG Ltd.	7,863	106,701
DT Midstream, Inc.	15,242	790,907
EQT Corp.	79,634	3,245,086
Equitrans Midstream Corp.	108,563	812,051
Green Plains, Inc. *	30,673	891,664
HF Sinclair Corp.	50,841	2,737,279
Matador Resources Co.	57,512	2,813,487
Murphy Oil Corp.	61,700	2,169,989

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
PBF Energy, Inc., Class A *	23,269	818,138
PDC Energy, Inc.	46,100	2,664,119
Range Resources Corp.	67,340	1,701,008
REX American Resources Corp. *	13,664	381,499
SM Energy Co.	33,260	1,250,909
Southwestern Energy Co. *	312,388	1,911,815
Talos Energy, Inc. *	9,792	163,037
Targa Resources Corp.	80,880	4,880,299
World Fuel Services Corp.	17,242	404,152
		31,694,125
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	37,168	1,902,630
Personal Products — 0.4%
BellRing Brands, Inc. *	20,083	413,911
Coty, Inc., Class A *	80,990	511,857
Edgewell Personal Care Co.	16,025	599,335
elf Beauty, Inc. *	10,465	393,693
Medifast, Inc.	3,734	404,616
Nu Skin Enterprises, Inc., Class A	16,399	547,235
USANA Health Sciences, Inc. *	3,122	174,988
		3,045,635
Pharmaceuticals — 0.8%
Innoviva, Inc. *	170,232	1,976,394
Jazz Pharmaceuticals plc *	23,369	3,114,854
Prestige Consumer Healthcare, Inc. *	16,025	798,526
Supernus Pharmaceuticals, Inc. *	13,477	456,196
		6,345,970
Professional Services — 2.3%
ASGN, Inc. *	15,925	1,439,142
CACI International, Inc., Class A *	12,916	3,371,851
FTI Consulting, Inc. *	9,763	1,617,827
Heidrick & Struggles International, Inc.	34,816	904,868
Insperity, Inc.	9,209	940,147
KBR, Inc.	73,387	3,171,786
Kelly Services, Inc., Class A	11,148	151,501
Korn Ferry	38,411	1,803,397
ManpowerGroup, Inc.	33,345	2,157,088
Resources Connection, Inc.	32,616	589,371
Science Applications International Corp.	13,940	1,232,714
		17,379,692
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	85,084	690,031
Douglas Elliman, Inc.	17,271	70,811

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Jones Lang LaSalle, Inc. *	19,772	2,986,956
RE/MAX Holdings, Inc., Class A	6,097	115,295
		3,863,093
Road & Rail — 1.5%
ArcBest Corp.	14,362	1,044,548
Avis Budget Group, Inc. *	13,213	1,961,602
Knight-Swift Transportation Holdings, Inc.	45,018	2,202,731
Landstar System, Inc.	20,357	2,938,940
Saia, Inc. *	7,080	1,345,200
Werner Enterprises, Inc.	26,630	1,001,288
XPO Logistics, Inc. *	30,349	1,351,138
		11,845,447
Semiconductors & Semiconductor Equipment — 3.8%
Axcelis Technologies, Inc. *	9,992	605,116
Cirrus Logic, Inc. *	45,054	3,099,715
Cohu, Inc. *	11,548	297,707
Diodes, Inc. *	11,248	730,108
First Solar, Inc. *	44,444	5,878,608
FormFactor, Inc. *	24,251	607,488
Ichor Holdings Ltd. *	37,255	901,944
Kulicke & Soffa Industries, Inc. (Singapore)	64,721	2,493,700
Lattice Semiconductor Corp. *	39,671	1,952,210
MaxLinear, Inc. *	19,736	643,788
MKS Instruments, Inc.	15,116	1,249,186
Photronics, Inc. *	16,399	239,753
Power Integrations, Inc.	16,189	1,041,277
Rambus, Inc. *	31,741	806,856
Semtech Corp. *	19,101	561,760
Silicon Laboratories, Inc. *	22,301	2,752,836
SiTime Corp. *	4,322	340,271
SMART Global Holdings, Inc. *	60,423	958,913
Synaptics, Inc. *	9,618	952,278
Ultra Clean Holdings, Inc. *	22,248	572,886
Universal Display Corp.	11,757	1,109,273
Veeco Instruments, Inc. *	1,910	34,991
Wolfspeed, Inc. *	18,528	1,915,054
		29,745,718
Software — 2.8%
ACI Worldwide, Inc. *	30,285	632,956
Alarm.com Holdings, Inc. *	5,934	384,879
Aspen Technology, Inc. *	8,133	1,937,281
Blackbaud, Inc. *	13,277	584,985
Digital Turbine, Inc. *	36,582	527,147
Envestnet, Inc. *	30,577	1,357,619
Fair Isaac Corp. *	7,326	3,018,385
InterDigital, Inc.	9,009	364,144

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
LiveRamp Holdings, Inc. *	84,473	1,534,030
Manhattan Associates, Inc. *	18,328	2,438,174
NCR Corp. *	57,426	1,091,668
Paylocity Holding Corp. *	9,992	2,413,867
Progress Software Corp.	8,723	371,164
Qualys, Inc. *	9,109	1,269,703
SPS Commerce, Inc. *	8,845	1,098,814
Teradata Corp. *	29,202	907,014
Xperi Holding Corp.	103,998	1,470,532
		21,402,362
Specialty Retail — 3.3%
Aaron's Co., Inc. (The)	9,390	91,271
Abercrombie & Fitch Co., Class A *	16,598	258,099
American Eagle Outfitters, Inc.	58,968	573,759
Asbury Automotive Group, Inc. *	5,524	834,676
AutoNation, Inc. *	34,143	3,478,147
Bed Bath & Beyond, Inc. * (a)	30,448	185,428
Boot Barn Holdings, Inc. *	8,162	477,150
Caleres, Inc.	13,277	321,569
Cato Corp. (The), Class A	5,524	52,699
Chico's FAS, Inc. *	29,775	144,111
Children's Place, Inc. (The) *	4,203	129,831
Conn's, Inc. *	3,695	26,161
Designer Brands, Inc., Class A	19,310	295,636
Dick's Sporting Goods, Inc.	18,752	1,962,209
Five Below, Inc. *	12,021	1,654,931
Foot Locker, Inc.	32,114	999,709
GameStop Corp., Class A * (a)	61,410	1,543,233
Genesco, Inc. *	4,368	171,750
Group 1 Automotive, Inc.	4,941	705,921
Guess?, Inc. (a)	13,477	197,708
Haverty Furniture Cos., Inc.	4,678	116,482
Hibbett, Inc.	4,577	227,980
Lithia Motors, Inc., Class A	7,280	1,561,924
Murphy USA, Inc.	6,297	1,731,108
ODP Corp. (The) *	15,493	544,579
Rent-A-Center, Inc.	33,260	582,383
RH *	4,268	1,050,227
Sally Beauty Holdings, Inc. *	60,260	759,276
Shoe Carnival, Inc.	5,414	116,076
Signet Jewelers Ltd.	16,189	925,849
Sleep Number Corp. *	6,407	216,621
Urban Outfitters, Inc. *	19,610	385,336
Williams-Sonoma, Inc.	23,468	2,765,704
Zumiez, Inc. *	23,778	511,940
		25,599,483

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp. *	19,510	155,690
Diebold Nixdorf, Inc. *	24,351	59,416
Xerox Holdings Corp.	60,523	791,641
		1,006,747
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	43,935	1,688,861
Carter's, Inc.	9,209	603,466
Columbia Sportswear Co.	2,339	157,415
Crocs, Inc. *	17,954	1,232,722
Deckers Outdoor Corp. *	8,062	2,520,262
G-III Apparel Group Ltd. *	12,021	179,714
Kontoor Brands, Inc.	15,815	531,542
Oxford Industries, Inc.	4,268	383,181
Skechers U.S.A., Inc., Class A *	50,003	1,586,095
Steven Madden Ltd.	22,950	612,077
Unifi, Inc. *	6,097	57,982
Wolverine World Wide, Inc.	22,995	353,893
		9,907,210
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc. *	36,863	1,261,821
Essent Group Ltd.	61,720	2,152,176
Flagstar Bancorp, Inc.	13,950	465,930
MGIC Investment Corp.	159,294	2,042,149
Mr. Cooper Group, Inc. *	41,642	1,686,501
New York Community Bancorp, Inc.	85,608	730,236
NMI Holdings, Inc., Class A *	42,679	869,371
Walker & Dunlop, Inc.	15,815	1,324,190
		10,532,374
Tobacco — 0.0% ^
Vector Group Ltd.	33,770	297,514
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	11,148	1,145,791
Boise Cascade Co.	18,328	1,089,783
DXP Enterprises, Inc. *	3,595	85,130
GATX Corp.	6,197	527,675
GMS, Inc. *	49,640	1,986,096
MSC Industrial Direct Co., Inc., Class A	13,008	947,112
NOW, Inc. *	230,292	2,314,435
Univar Solutions, Inc. *	99,441	2,261,288
Veritiv Corp. *	4,048	395,773
Watsco, Inc.	16,158	4,160,039
		14,913,122
Water Utilities — 0.7%
American States Water Co.	10,036	782,307

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — continued
California Water Service Group	13,277	699,565
Essential Utilities, Inc.	92,332	3,820,698
		5,302,570
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	58,461	708,547
Shenandoah Telecommunications Co.	13,477	229,378
Telephone and Data Systems, Inc.	58,394	811,677
		1,749,602
Total Common Stocks (Cost $637,162,427)		746,932,614
Short-Term Investments — 3.5%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c) (Cost $25,454,498)	25,454,498	25,454,498
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c) (Cost $1,736,481)	1,736,481	1,736,481
Total Short-Term Investments (Cost $27,190,979)		27,190,979
Total Investments — 100.0% (Cost $664,353,406)		774,123,593
Other Assets Less Liabilities — 0.0% ^		193,863
NET ASSETS — 100.0%		774,317,456

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $1,684,973.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	76	12/16/2022	USD	6,345,620	(723,857)
S&P Midcap 400 E-Mini Index	84	12/16/2022	USD	18,543,000	(2,155,679)
					(2,879,536)

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$774,123,593	$—	$—	$774,123,593
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,879,536)	$—	$—	$(2,879,536)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$29,389,113	$40,614,031	$44,548,646	$—	$—	$25,454,498	25,454,498	$156,443	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	4,706,771	9,813,809	12,784,099	—	—	1,736,481	1,736,481	15,393	—
Total	$34,095,884	$50,427,840	$57,332,745	$—	$—	$27,190,979		$171,836	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.